Commitments and Contingencies	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

17.    Commitments and Contingencies

Litigation

The Company may be a party to routine claims or litigation incidental to its business. The Company does not believe that it is a party to any pending legal proceeding that is likely to have a material adverse effect on its business, financial condition or results of operations or cash flows.

Lease Commitments

In July 2015, the Company entered into a five-year operating lease for its 14,881 square foot headquarters in Aliso Viejo, California, which is payable monthly with periodic rent adjustments over the lease term. The lease requires a security deposit of $30, which is recorded in other assets on the Company’s condensed consolidated balance sheets as well as a tiered, time-based letter of credit that has now reached its lowest tier of $200. Subsequently, the lease was extended through the end of June 2023.

In October 2015, the Company entered into a five-year operating lease for its Scotland Design Center in Edinburgh, Scotland, which is payable monthly with periodic rent adjustments over the lease term. The lease expired in October 2020. During 2019, the Company entered into a sub-lease agreement with a third party for the Scotland Design Center facility. Separately, effective January 2020, the Company entered into a lease for a property in Scotland. The lease agreement has a term through December 2022 and monthly rent of approximately $19.

In August 2017, the Company entered into a lease assignment and assumption agreement for its design center in Austin, Texas. Rent for the associated office is payable monthly with periodic rent adjustments over the lease term, which expired in April 2021 and is currently on a month-to-month basis.

In October 2017, the Company entered into a 26-month operating lease for its Wuxi sales and design center. Rent for the associated office is payable monthly with periodic rent adjustments over the lease term. The lease was subsequently extended through December 2021.

In April 2020, the Company entered into a lease for a location in Shanghai, China. The lease expires in February 2022. Rent is approximately $3 per month.

In June 2020, the Company entered into a month-to-month lease for a location in San Francisco for approximately $1 a month.

In April 2021, the Company entered into a three-year operating lease for a location in Budapest, Hungary, which is payable monthly for approximately $6 a month.

In May 2021, the Company entered into a seven-year operating lease for a location in Detroit, Michigan, which is payable monthly with periodic rent adjustments over the lease term. The lease will expire in 2028 with an initial monthly rent of approximately $22 a month.

In July 2021, the Company entered into a three-year operating lease for a location in Dresden, Germany as the office location for its German entity. Rent for the associated office is payable monthly with periodic rent adjustment over the lease term. The lease will commence on October 1, 2021 and expire on September 30, 2023.

In September 2021, the Company entered into a three-year operating lease for another location in Dresden, Germany as a research and design lab for its German entity. Rent for the associated lab is payable monthly with periodic rent adjustment over the lease term. The lease will commence on November 1, 2021 and expire on October 31, 2023.

Rent expense is recognized on a straight-lined basis over the lease term and is included in the condensed consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020 as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	$219	$211	$619	$581
Selling, general, and administrative	49	22	136	95
	$268	$233	$755	$676

The following table summarizes the future minimum lease payments due under operating leases as of September 30, 2021:

2021 (remaining three months)	$287
2022	1,074
2023	637
2024	315
2025	286
Thereafter	817
$3,416

Tax Distributions

To the extent the Company has funds legally available, the board of directors will approve distributions to each member, prior to March 15 of each year, in an amount per unit that, when added to all other distributions made to such member with respect to the previous calendar year, equals the estimated federal and state income tax liabilities applicable to such member as the result of its, his or her ownership of the units and the associated net taxable income allocated with respect to such units for the previous calendar year. There were no distributions approved by the board of directors or paid by the Company during the nine months ended September 30, 2021 and 2020.

Thunder Bridge Acquisition Il, Ltd.[Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 6 — Commitments

Registration Rights

Pursuant to a registration rights agreement entered into on August 8, 2019, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities) and the warrants that may be issued upon conversion of the Working Capital Loans (and their underlying securities) are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company granted the underwriters a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions, which was exercised on August 13, 2019.

The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $6,900,000. In addition, the underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or $12,075,000. The deferred commission was placed in the Trust Account and will be paid in cash upon the closing of a Business Combination, subject to the terms of the underwriting agreement.

Note 6 — Commitments

Registration Rights

Pursuant to a registration rights agreement entered into on August 8, 2019, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities) and the warrants that may be issued upon conversion of the Working Capital Loans (and their underlying securities) are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company granted the underwriters a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions, which was exercised on August 13, 2019.

The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $6,900,000. In addition, the underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or $12,075,000. The deferred commission was placed in the Trust Account and will be paid in cash upon the closing of a Business Combination, subject to the terms of the underwriting agreement.